SCHEDULE OF OPERATING LEASES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Lease
Operating lease right-of-use assets	$ 78,862	$ 123,170
Operating lease liability - current	46,190	42,277
Operating lease liability - non-current	35,306	82,674
Total	$ 81,496	$ 124,951